CONTRACT BALANCES - Remaining performance obligations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Remaining performance obligations
Revenue expected to be recognized	¥ 8,186,153
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Remaining performance obligations
Revenue expected to be recognized	1,084,635
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Remaining performance obligations
Revenue expected to be recognized	1,208,157
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Remaining performance obligations
Revenue expected to be recognized	1,251,249
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Remaining performance obligations
Revenue expected to be recognized	1,197,587
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Remaining performance obligations
Revenue expected to be recognized	1,040,895
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Remaining performance obligations
Revenue expected to be recognized	¥ 2,403,630
Minimum
Remaining performance obligations
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Maximum
Remaining performance obligations
Period over which remaining performance obligations are expected to be recognized as revenue	15 years